36. Related-party transactions (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Other receivables - noncurrent	$ 3,895	$ 7,168
Other receivables - current	25,766	41,436
Trade payables	0	(12,045)
Other payables	(12,566)	(11,642)
FIDUS SGR
Disclosure of transactions between related parties [line items]
Other receivables - current	25,000	38,443
SACME
Disclosure of transactions between related parties [line items]
Other receivables - noncurrent	3,895	7,168
Other receivables - current	766	1,178
Other payables	(12,566)	(11,642)
OSV
Disclosure of transactions between related parties [line items]
Trade payables	0	0
PESA
Disclosure of transactions between related parties [line items]
Other receivables - current	0	1,815
Trade payables	$ 0	$ (12,045)